Financial risk exposure and risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	$ 15,666	$ 11,320
Lease obligation	2,573	2,340
Debt	57,000
Total contractual obligations	75,239	13,660
Less than one year
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	15,666	11,320
Lease obligation	444	317
Total contractual obligations	16,110	11,637
One to three years
Disclosure of Maturity Analysis for Financial Liabilities
Lease obligation	933	612
Debt	57,000
Total contractual obligations	57,933	612
After three years
Disclosure of Maturity Analysis for Financial Liabilities
Lease obligation	1,196	1,411
Total contractual obligations	$ 1,196	$ 1,411